Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment, Net
Property and equipment, gross	¥ 4,934	$ 756	¥ 6,828
Less: accumulated depreciation	(4,209)	(645)	(5,722)
Property and equipment, net	725	111	1,106
Office equipment
Property and Equipment, Net
Property and equipment, gross	4,137	634	4,133
Leasehold Improvements
Property and Equipment, Net
Property and equipment, gross	¥ 797	$ 122	¥ 2,695